        USAA LIFE INSURANCE COMPANY
        VARIABLE ANNUITY

      ==========================================================================
        SEMIANNUAL REPORT
        June 30, 1999
                                                        [LOGO OF USAA
                                                        APPEARS HERE]

TABLE OF CONTENTS
================================================================================

PRESIDENT'S MESSAGE....................................................    iii

USAA LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT
 Overview of the Variable Annuity Fund Accounts........................    A-3
 Statements of Assets and Liabilities..................................    A-4
 Statements of Operations..............................................    A-5
 Statements of Changes in Net Assets...................................    A-6
 Notes to Financial Statements.........................................    A-8

USAA LIFE INVESTMENT TRUST
 USAA Life Fund Overviews..............................................    B-3
 Portfolios of Investments.............................................   B-22
 Notes to Portfolios of Investments....................................   B-40
 Statements of Assets and Liabilities..................................   B-42
 Statements of Operations..............................................   B-43
 Statements of Changes in Net Assets...................................   B-44
 Notes to Financial Statements.........................................   B-46

SCUDDER VARIABLE LIFE INVESTMENT FUND (VLIF)
CAPITAL GROWTH PORTFOLIO
 Letter from the Fund's President......................................    C-3
 Capital Growth Portfolio Management Discussion........................    C-4
 Capital Growth Performance Update.....................................    C-5
 Capital Growth Portfolio Summary......................................    C-6
 Investment Portfolios, Financial Statements, and Financial Highlights
 Capital Growth Portfolio..............................................    C-7
 Notes to Financial Statements.........................................   C-16

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
 Schedule of Investments...............................................    D-4
 Financial Highlights..................................................    D-6
 Statement of Assets and Liabilities...................................    D-7
 Statement of Operations...............................................    D-8
 Statement of Changes in Net Assets....................................    D-9
 Notes to Financial Statements.........................................   D-10

================================================================================

BT INSURANCE FUNDS TRUST

Equity 500 Index Fund
 Letter to Shareholders................................................    E-5
 Schedule of Investments...............................................    E-7
 Statement of Assets and Liabilities...................................   E-12
 Statement of Operations...............................................   E-13
 Statements of Changes in Net Assets...................................   E-14
 Financial Highlights..................................................   E-15
 Notes to Financial Statements.........................................   E-16

Small Cap Index Fund
 Letter to Shareholders................................................   E-21
 Schedule of Investments...............................................   E-23
 Statement of Assets and Liabilities...................................   E-40
 Statement of Operations...............................................   E-41
 Statements of Changes in Net Assets...................................   E-42
 Financial Highlights..................................................   E-43
 Notes to Financial Statements.........................................   E-44

EAFE (R) Equity Index Fund
 Letter to Shareholders................................................   E-49
 Schedule of Investments...............................................   E-52
 Statement of Assets and Liabilities...................................   E-59
 Statement of Operations...............................................   E-60
 Statement of Changes in Net Assets....................................   E-61
 Financial Highlights..................................................   E-62
 Notes to Financial Statements.........................................   E-63

This report is for the information of USAA Life Variable Annuity contractowners and others who have received a copy of the currently effective Variable Annuity prospectus. It may be used as sales literature only when preceded or accompanied by a current prospectus which includes complete information. The USAA Life Variable Annuity is distributed by USAA Investment Management Company, a registered broker dealer.

                 USAA Life Variable Annuity Semiannual Report
--------------------------------------------------------------------------------
                              President's Message

                   from the desk of Ed Rosane
                   ==========================

   [Photo of       After 100 years, the Dow Jones Industrial Average finally
   Ed Rosane]      hit 5,000 that was in 1995. A scant four years later, the
                   Dow broke through to close above 10,000. This financial mile-
stone occurred on March 29, 1999. We've had some ups and downs since, but the Dow hasn't closed below 10,000. The question is what does this mean for us as investors?

There are many opinions about why the 10,000 mark is significant. Is the level justified? Is the market ahead of itself? We at USAA Life Insurance Company believe the real lesson to be learned from the surging Dow is that it's wise to be a long-term investor with a diversified and balanced portfolio. As you know, one of the best ways to diversify your portfolio is to include variable retirement products, such as the USAA Life Variable Annuity.

                                                      --------------------------
                                                      1999 SEMIANNUAL REPORT iii

                 USAA LIFE VARIABLE ANNUITY SEMIANNUAL REPORT
--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

Are You Getting The Most From Your Variable Annuity?

Sales for variable annuities were up 12% in 1998, according to the Variable Annuity Research Data Service. It would seem people are utilizing the variable annuity as a retirement planning tool, and for good reason. A variable annuity may be a sound addition to your retirement portfolio.

Congratulations on your decision to include the USAA Life Variable Annuity in your retirement plan. There are many features of this Variable Annuity, some of which you may not be familiar with. Read on to learn what it provides for you.

Tax Deferred Growth Potential

Your earnings can accumulate tax deferred, which may accelerate your annuity growth. Keep in mind that the longer your dollars can stay tax-free and compound, the more your investment may increase. Of course, if you are in a qualified plan, a Variable Annuity does not provide any additional tax deferral benefit.

Flexible Insurance
Payout Options

Once you begin drawing a regular income from your Variable Annuity, you can choose various insurance payout options including fixed, variable or a combination of the two. The fixed payout option does something no other retirement savings plan can do-it guarantees payouts you can not outlive.

Low Charges and Expenses

The USAA Life Variable Annuity has insurance contract charges that are 41% lower than the industry average according to the June 1999 Morning Star Variable Annuity/Life Performance Report.

                                              Average
                                USAA         Industry
                                Life         Contract
                                ----         --------
Mortality and Expense Charge    .65%           1.13%
Administration Expense          .10             .13
                                ---            ----
Total Insurance Expense         .75%           1.26%
                                ===            ====

Guaranteed Death Benefit

You can have peace of mind that in the event you die before you annuitize, your named beneficiary will receive at least the amount you contributed. In addition, the proceeds pass directly to your beneficiary and bypass probate.

Investment Diversity

USAA Life's contract features a wide variety of investment options with varying degrees of risk and return potential ranging from conservative to aggressive growth. To provide even greater choice, we offer access to outside accounts from Alger, Scudder and Bankers Trust. As you know, a diversified portfolio can reduce risk while providing greater potential for return. A summary of fund account objectives and performance returns can be found on page A-3.

Contract Flexibility

Since our investment options are part of one contract, you can move money up to six times per year from one fund account to another by simply making a phone call. In addition, these transfers don't create a taxable event because of the special tax advantages afforded to your annuity retirement plan. This way you can adjust your investment strategy to better meet your needs.

No Contribution Limits

The more you invest, the better off you may be when you retire. If you own a nonqualified Variable Annuity, there are no contribution limits so you can add as much as you want to your contract as often as you'd like. Contribution limits for an IRA, TSA, SEP or other qualified retirement plans are limited and may vary. However, you can purchase a nonqualified plan to supplement your retirement income.

Looking Foward

I hope you will find the information contained in this Report useful and educational. As always, our salaried account representatives can answer any questions you may have. Just call us at 1-800-531-2923 (in San Antonio call 282-3460). We will continue to provide the high-quality service you expect.

Sincerely,

/s/ Edwin L. Rosane
----------------------------------
Edwin L. Rosane, CLU, FLMI
President
USAA Life Insurance Company

An additional 10% federal penalty tax may apply to withdrawals made before the age of 59-1/2. Variable insurance products are subject to market risk, including potential fluctuations in investment return and the potential loss of principal. The expenses listed above are only the insurance contract charges. There are additional expenses associated with each particular underlying fund that you should consider.

--------------------------
iv SEMIANNUAL REPORT  1999

                                                    USAA LIFE  INSURANCE COMPANY
                                               VARIABLE ANNUITY SEPARATE ACCOUNT

================================================================================

                                                               Semiannual Report
                                                                   June 30, 1999

                                                                   [LOGO OF USAA
                                                                   APPEARS HERE]
                      this page left blank intentionally


                                          SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
                                                            AN OVERVIEW

                        Fund Accounts                                                                      June 30, 1999 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         AUV Average
                                                                                               AUV Average  AUV Average    Annual
                                                                                 Accumulation    Annual        Annual   Total Return
                                                                       Inception  Unit Value  Total Return  Total Return   Since
   Fund Account                         Objective                         Date      (AUV)       One Year    Three Year   Inception
------------------------------------------------------------------------------------------------------------------------------------
USAA Life Money Market    Seeks the highest level of current income
                          consistent with preservation of capital       2/6/95     $1.20        4.02%        4.10%          4.15%
                          and maintenance of liquidity                                                                  (7-day yield
                                                                                                                          is 3.89%)
------------------------------------------------------------------------------------------------------------------------------------
USAA Life Income          Seeks maximum current income without
                          undue risk to principal                       2/6/95    $13.55       -0.16%        6.22%          7.06%
------------------------------------------------------------------------------------------------------------------------------------
USAA Life Growth
and Income                Seeks capital growth and current income       2/6/95    $23.79       12.63%       19.92%         21.69%
------------------------------------------------------------------------------------------------------------------------------------
USAA Life World Growth*   Seeks long-term capital appreciation          2/6/95    $19.66        7.50%       13.16%         16.52%
------------------------------------------------------------------------------------------------------------------------------------
USAA Life                 Seeks long-term capital growth,               2/6/95    $19.80       10.75%       15.36%         16.71%
Diversified Assets        consistent with preservation of capital
                          and balanced by current income
------------------------------------------------------------------------------------------------------------------------------------
USAA Life                 Seeks appreciation of capital                 5/1/97    $17.64       31.67%          --          29.85%
Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
USAA Life                 Seeks capital appreciation with current       5/1/97    $11.01       -1.77%          --           4.43%
International*            income as a secondary objective
------------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF Capital      Seeks to maximize long-term                   2/6/95    $27.05       17.12%       25.67%         25.30%
Growth Portfolio          capital growth
------------------------------------------------------------------------------------------------------------------------------------
Alger American            Seeks long-term capital appreciation          2/6/95    $30.98       34.12%       30.66          29.23%
Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index       Seeks to match as closely as possible the
                          performance of the S&P 500 (Registered        5/1/98    $12.27       20.96%          --          19.03%
                          Trademark) Index, before the deduction
                          of Fund expenses
------------------------------------------------------------------------------------------------------------------------------------
BT Small Cap Index        Seeks to match as closely as possible
                          the performance of the Russell 2000           5/1/98     $9.48        0.23%          --          -4.59%
                          (Registered Trademark) Small Stock
                          Index before the deduction of Fund
                          expenses
------------------------------------------------------------------------------------------------------------------------------------
BT EAFE (Registered       Seeks to match as closely as possible
Trademark)                the performance of the Morgan Stanley
Equity Index*             Capital International Europe Australia        5/1/98    $10.77        7.31%          --           6.46%
                          Far East (EAFE) Index before the deduction
                          of Fund expenses
------------------------------------------------------------------------------------------------------------------------------------

The 7-day yield quotation more closely reflects the current earnings of the fund than the total return quotation. An investment in the USAA Life Money Market Fund is not insured or guaranteed by the F. D. I. C. or any other Government agency. Although the fund seeks to preserve a stable value, it is possible to lose money by investing in the fund. The 7-day yield reflects the 7-day period ending June 30, 1999.

*Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability, which are discussed in the Variable Annuity prospectus.

The performance data quoted represent past performance and do not represent the actual experience of amounts invested by a particular owner. Past performance is not a guarantee of future results.

Variable insurance products are subject to market risk, including potential fluctuations in investment return and potential loss of principal.

The AUV total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission which includes the deduction of all contract charges.


                                                  1999   SEMIANNUAL REPORT   A-3


                                          SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
                                               STATEMENTS OF ASSETS AND LIABILITIES

Variable Fund Accounts (In Thousands, Except Per Unit Data)                                                June 30, 1999 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Investment at
                                                                         Fund Shares               Cost         Market Value
                                                                        -------------           -----------     -------------
ASSETS
 Investments at market value:
  USAA Life Money Market Fund                                             27,440                $ 27,440           $ 27,440
  USAA Life Income Fund                                                    2,020                  22,753             21,194
  USAA Life Growth and Income Fund                                         3,975                  69,786             83,822
  USAA Life World Growth Fund                                              1,216                  16,892             19,289
  USAA Life Diversified Assets Fund                                        2,660                  38,628             41,414
  USAA Life Aggressive Growth Fund                                           453                   5,946              7,894
  USAA Life International Fund                                               154                   1,661              1,684
  Scudder VLIF Capital Growth Portfolio-Class A Shares                     1,956                  40,336             46,798
  Alger American Growth Portfolio                                          1,515                  67,874             84,572
  BT Equity 500 Index Fund                                                 1,677                  20,721             23,894
  BT Small Cap Index Fund                                                    369                   3,720              4,000
  BT EAFE (Registered Trademark) Equity Index Fund                            82                     904                955
                                                                                             --------------    --------------
    Total investments                                                                           $316,661            362,956

LIABILITIES
 Payable to USAA Life Insurance Company                                                                                   6
                                                                                                               --------------
      Net assets                                                                                                   $362,950
                                                                                                               ==============


                                                                        Fund Account           Accumulation       Annuity
                                                                            Units               Unit Value        Reserves
                                                                        -------------           -----------     -------------
NET ASSETS
 Deferred annuity contracts in the accumulation period:
 USAA Life Money Market Fund Account                                      22,843                $ 1.201222         $ 27,440
 USAA Life Income Fund Account                                             1,558                 13.553955           21,114
 USAA Life Growth and Income Fund Account                                  3,523                 23.785966           83,789
 USAA Life World Growth Fund Account                                         978                 19.659120           19,235
 USAA Life Diversified Assets Fund Account                                 2,089                 19.797394           41,355
 USAA Life Aggressive Growth Fund Account                                    447                 17.644394            7,894
 USAA Life International Fund Account                                        153                 11.012953            1,684
 Scudder VLIF Capital Growth Portfolio Fund Account                        1,730                 27.048748           46,797
 Alger American Growth Portfolio Fund Account                              2,724                 30.980503           84,405
 BT Equity 500 Index Fund Account                                          1,947                 12.271729           23,893
 BT Small Cap Index Fund Account                                             422                  9.483757            4,000
 BT EAFE(Registered Trademark) Equity Index Fund Account                      89                 10.774232              955
                                                                                                               --------------
    Net assets attributable to contractowners' deferred annuity reserves                                            362,561

Annuity contracts in the annuity period:
 USAA Life Income Fund Account                                                 6                 13.553955               80
 USAA Life Growth and Income Fund Account                                      1                 23.785966               32
 USAA Life World Growth Fund Account                                           3                 19.659120               54
 USAA Life Diversified Assets Fund Account                                     3                 19.797394               58
 Alger American Growth Portfolio Fund Account                                  5                 30.980503              165
                                                                                                               --------------
    Net assets attributable to contractowners' annuity payment reserves                                                 389
                                                                                                               --------------
      Net assets                                                                                                  $ 362,950
                                                                                                               ==============

See accompanying Notes to Financial Statements on page A-8.

A-4   SEMIANNUAL REPORT   1999


                                          SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
                                                     STATEMENTS OF OPERATIONS

Variable Fund Accounts (In Thousands)                                               Six-month period ended June 30, 1999 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                USAA Life      USAA Life      USAA Life      USAA Life      USAA Life      USAA Life    USAA Life
                              Money Market      Income       Growth and     World Growth   Diversified     Aggressive  International
                                  Fund           Fund        Income Fund       Fund        Assets Fund    Growth Fund      Fund
                                Account        Account         Account       Account         Account        Account      Account
                               ---------     ----------      -----------   -------------   -----------    -----------  -------------
NET INVESTMENT INCOME:
 Income dividends               $  623        $    46          $    22         $   19          $   14         $    -       $   -
                                ------        -------          -------        -------          ------         ------       -----
 Expenses
  Mortality and expense risk
   charge                           88             66              250             60             119             19           5
  Administrative charge             14             10               38             10              18              3           -
                                ------        -------          -------        -------          ------         ------       -----
   Total expenses                  102             76              288             70             137             22           5
                                ------        -------          -------        -------          ------         ------       -----
Net investment income              521            (30)            (266)           (51)           (123)           (22)         (5)
                                ------        -------          -------        -------          ------         ------       -----
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
 Realized gain (loss)                -            (32)           2,108            417             205             30         (17)
 Capital gains distributions         -              5              287              -           2,614             45           -
                                ------        -------          -------        -------          ------         ------       -----
 Net realized gain (loss)            -            (27)           2,395            417           2,819             75         (17)
 Change in net unrealized
  appreciation/depreciation          -           (754)           9,584          1,433             943          1,376         104
                                ------        -------          -------        -------          ------         ------       -----
   Net realized and unrealized
    gain (loss) on investments       -           (781)          11,979          1,850           3,762          1,451          87
                                ------        -------          -------        -------          ------         ------       -----
INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS                      $  521        $  (811)         $11,713        $ 1,799          $3,639         $1,429       $  82
                                ======        =======          =======        =======          ======         ======       =====


                                        Scudder            Alger                                      BT EAFE(Registered
                                      VLIF Capital       American       BT Equity      BT Small           Trademark)
                                    Growth Portfolio  Growth Portfolio  500 Index     Cap Index          Equity Index
                                     Fund Account      Fund Account    Fund Account  Fund Account        Fund Account
                                    ---------------   ---------------- ------------  ------------      -----------------

NET INVESTMENT INCOME:
 Income dividends                       $  116            $   103         $    -        $    -               $    -
                                       -------           --------        -------        ------               ------
 Expenses
  Mortality and expense risk charge        133                225             59            10                    3
  Administrative charge                     21                 35              9             1                    -
                                       -------           --------        -------        ------               ------
   Total expenses                          154                260             68            11                    3
                                       -------           --------        -------        ------               ------
    Net investment income                  (38)              (157)           (68)          (11)                  (3)
                                       -------           --------        -------        ------               ------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
 Realized gain (loss)                      790              1,722            124           (48)                  16
 Capital gains distributions             4,240              6,999              -             -                    -
                                       -------           --------        -------        ------               ------
 Net realized gain (loss)                5,030              8,721            124           (48)                  16
 Change in net unrealized
  appreciation/depreciation               (659)             1,518          1,996           303                   23
                                       -------           --------        -------        ------               ------
    Net realized and unrealized
     gain (loss) on investments          4,371             10,239          2,120           255                   39
                                       -------           --------        -------        ------               ------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $ 4,333           $ 10,082        $ 2,052        $  244               $   36
                                       =======           ========        =======        ======               ======


See accompanying Notes to Financial Statements on page A-8.

                                                                                                      1999   SEMIANNUAL REPORT   A-5


                                          SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
                                                STATEMENTS OF CHANGES IN NET ASSETS

Variable Fund Accounts (In Thousands)              Six-month period ended June 30, 1999 and Year ended December 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                           USAA Life                                      USAA Life Growth           USAA Life
                                          Money Market              USAA Life                and Income             World Growth
                                          Fund Account          Income Fund Account         Fund Account            Fund Account
                                       -------------------      -------------------      -------------------      -----------------
                                        6/30/99   12/31/98       6/30/99   12/31/98       6/30/99   12/31/98       6/30/99 12/31/98
                                       -------------------      -------------------      -------------------      -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)         $    521   $    806      $    (30)  $    902      $   (266)  $    586      $   (51)  $    60
  Net realized gain (loss)                    -          -           (27)       848         2,395      5,156          417       877
  Change in net unrealized
   appreciation/depreciation                  -          -          (754)      (809)        9,584     (2,428)       1,433       784
                                       -------------------      -------------------      -------------------      -----------------
  Increase (decrease) in net assets
   resulting from operations                521        806          (811)       941        11,713      3,314        1,799     1,721
                                       -------------------      -------------------      -------------------      -----------------
FROM CONTRACT TRANSACTIONS:
  Purchases                              25,540     31,473         5,809     13,695         3,923     17,854          833     2,249
  Contract maintenance charges               (5)        (7)           (7)        (6)          (39)       (60)          (9)      (17)
  Other redemptions                     (20,726)   (25,292)       (1,916)    (3,591)       (7,486)    (8,004)      (2,430)   (3,749)
                                       -------------------      -------------------      -------------------      -----------------
  Increase (decrease) in net assets
   from contract transactions             4,809      6,174         3,886     10,098        (3,602)     9,790       (1,606)   (1,517)
                                       -------------------      -------------------      -------------------      -----------------
  Net increase in net assets              5,330      6,980         3,075     11,039         8,111     13,104          193       204

NET ASSETS:
  Beginning of period                    22,110     15,130        18,119      7,080        75,710     62,606       19,096    18,892
                                       -------------------      -------------------      -------------------      -----------------
  End of period                        $ 27,440   $ 22,110      $ 21,194   $ 18,119      $ 83,821   $ 75,710     $ 19,289  $ 19,096
                                       ===================      ===================      ===================      =================
UNITS ISSUED AND REDEEMED
  Beginning balance                      18,760     13,416         1,286        544         3,698      3,246        1,069     1,171
  Units issued                           45,906     60,600           570      1,121           454      1,317           75       215
  Units redeemed                        (41,823)   (55,256)         (292)      (379)         (628)      (865)        (163)     (317)
                                       -------------------      -------------------      -------------------      -----------------
  Ending balance                         22,843     18,760         1,564      1,286         3,524      3,698          981     1,069
                                       ===================      ===================      ===================      =================


                                       Scudder VLIF Capital
                                         Growth Portfolio      Alger American Growth     BT Equity 500 Index     BT Small Cap Index
                                           Fund Account        Portfolio Fund Account       Fund Account            Fund Account
                                       -------------------      -------------------      -------------------      -----------------
                                        6/30/99   12/31/98       6/30/99   12/31/98       6/30/99  12/31/98*       6/30/99 12/31/98*
                                       -------------------      -------------------      -------------------      -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)         $    (38)  $      1      $   (157)  $   (207)     $    (68)  $     11      $   (11)  $     3
  Net realized gain (loss)                5,030      2,176         8,721      7,053           124        260          (48)      (79)
  Change in net unrealized
   appreciation/depreciation               (659)     3,581         1,518      9,335         1,996      1,177          303       (23)
                                       -------------------      -------------------      -------------------      -----------------
  Increase (decrease) in net assets
   resulting from operations              4,333      5,758        10,082     16,181         2,052      1,448          244       (99)
                                       -------------------      -------------------      -------------------      -----------------
FROM CONTRACT TRANSACTIONS:
  Purchases                               6,657     12,666        23,267     11,212        10,253     12,072        1,982     2,915
  Contract maintenance charges              (18)       (24)          (28)       (37)           (4)        (1)           -         -
  Other redemptions                      (1,895)    (3,164)       (3,923)    (3,725)         (908)    (1,019)        (493)     (549)
                                       -------------------      -------------------      -------------------      -----------------
  Increase (decrease) in net assets
   from contract transactions             4,744      9,478        19,316      7,450         9,341     11,052        1,489     2,366
                                       -------------------      -------------------      -------------------      -----------------
  Net increase in net assets              9,077     15,236        29,398     23,631        11,393     12,500        1,733     2,267

NET ASSETS:
  Beginning of period                    37,720     22,484        55,172     31,541        12,500          -        2,267         -
                                       -------------------      -------------------      -------------------      -----------------
  End of period                        $ 46,797   $ 37,720      $ 84,570   $ 55,172      $ 23,893   $ 12,500      $ 4,000   $ 2,267
                                       ===================      ===================      ===================      =================
UNITS ISSUED AND REDEEMED
  Beginning balance                       1,543      1,125         2,058      1,730         1,136          -          257         -
  Units issued                              361        686           903        607           976      1,267          233       338
  Units redeemed                           (174)      (268)         (232)      (279)         (165)      (131)         (68)      (81)
                                       -------------------      -------------------      -------------------      -----------------
  Ending balance                          1,730      1,543         2,729      2,058         1,947      1,136          422       257
                                       ===================      ===================      ===================      =================


A-6   SEMIANNUAL REPORT   1999


                                          SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
                                                STATEMENTS OF CHANGES IN NET ASSETS

Variable Fund Accounts (In Thousands)                                               Six-month period ended June 30, 1999
                                                                                  and Year ended December 31, 1998 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
  USAA Life Diversified             USAA Life Aggressive            USAA Life International
   Assets Fund Account              Growth Fund Account                   Fund Account
 ----------------------             --------------------            -----------------------
  6/30/99      12/31/98             6/30/99     12/31/98            6/30/99        12/31/98
 ----------------------             --------------------            -----------------------
 $   (123)     $    916             $   (22)     $   (26)           $    (5)        $     3
    2,819         1,021                  75           72                 (17)           (11)
      943           323               1,376          765                 104             33
 ----------------------             --------------------            -----------------------
    3,639         2,260               1,429          811                  82             25
 ----------------------             --------------------            -----------------------
    5,666        10,280               2,247        3,295                 398            767
      (14)          (21)                 (3)          (3)                 (1)            (2)
   (1,019)       (2,568)               (221)      (1,981)               (391)          (738)
 ----------------------             --------------------            -----------------------
    4,633         7,691               2,023        1,311                   6             27
 ----------------------             --------------------            -----------------------
    8,272         9,951               3,452        2,122                  88             52

   33,141        23,190               4,442        2,320               1,596          1,544
 ----------------------             --------------------            -----------------------
 $ 41,413      $ 33,141             $ 7,894      $ 4,442            $  1,684        $ 1,596
 ======================             ====================            =======================
    1,844         1,404                 317          198                 153            153
      413           748                 419          306                  41             79
     (165)         (308)               (289)        (187)                (41)           (79)
 ----------------------             --------------------            -----------------------
    2,092         1,844                 447          317                 153            153
 ======================             ====================            =======================


   BT EAFE(Registered
Trademark) Equity Index
      Fund Account
 ----------------------
 6/30/99      12/31/98*
 ----------------------
 $    (3)       $     6
      16             (5)
      23             28
 ----------------------
      36             29
 ----------------------
     642            610
       -              -
    (289)           (73)
 ----------------------
     353            537
 ----------------------
     389            566

     566              -
 ----------------------
 $   955        $   566
 ======================

      55              -
      62             63
     (28)            (8)
 ----------------------            * Variable fund accounts commenced operations May 1, 1998.
      89             55            See accompanying Notes to Financial Statements on page A-8.
 ======================

                                                                                                      1999   SEMIANNUAL REPORT  A-7

               SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                                                       June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1) ORGANIZATION

The Separate Account of USAA Life Insurance Company (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a wholly owned subsidiary of the United Services Automobile Association (USAA).

The Separate Account is divided into twelve variable fund accounts, each of which invests in a corresponding fund. The funds' objectives can be found on page A-3 in this report. Units of the Separate Account are sold only in connection with the Variable Annuity Contract.

The fund accounts available within the Separate Account include: the USAA Life Money Market Fund Account, USAA Life Income Fund Account, USAA Life Growth and Income Fund Account, USAA Life World Growth Fund Account, USAA Life Diversified Assets Fund Account, USAA Life Aggressive Growth Fund Account, and USAA Life International Fund Account; the Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (Scudder VLIF Capital Growth Portfolio Fund Account); the Fund Account of the American Growth Portfolio of the Alger American Fund (Alger American Growth Portfolio Fund Account); the Fund Accounts of the Equity 500 Index Fund, Small Cap Index Fund and EAFE (Registered Trademark) Equity Index Fund, which are funds of the Bankers Trust (BT) Insurance Funds Trust series (BT Equity 500 Index Fund Account, BT Small Cap Index Fund Account and BT EAFE (Registered Trademark) Equity Index Fund Account).

The assets of the Separate Account are the property of USAA Life and are not chargeable with liabilities arising out of any other business of USAA Life.

2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the fund. Gains or losses on securities transactions are determined on the basis of the first-in first-out
(FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

ANNUITY RESERVES

Annuity reserves for contracts in the payout phase are comprised of net contract purchase payments, less benefits. These reserves are adjusted daily for the net investment income and net realized gain (loss) and change in net unrealized appreciation/depreciation on investments. The mortality risk is fully borne by USAA Life. The mortality calculations are based on the 1983a Individual Annuitant Mortality Table at 3.0% interest. This may result in additional amounts being transferred into the Separate Account by USAA Life to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to USAA Life.

DISTRIBUTIONS

The net investment income (loss) and realized capital gains of the Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX

Operations of the Separate Account are included in the federal income tax return of USAA Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operation of the Separate Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

3) RELATED PARTY TRANSACTIONS

During the six-month period ended June 30, 1999, advisory and administrative fees of $479 thousand were paid or payable to USAA Investment Management Company (USAA IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The funds' advisory fees are computed on an annualized rate of 0.20% of the monthly average net assets for each calendar month of each fund of the Trust except for the USAA Life Aggressive Growth Fund, which accrues at an annualized rate of 0.50%, and USAA Life International Fund, which accrues at an annualized rate of 0.65%. The funds are an investment option for both the Variable Universal Life Policy and the Flexible Premium Deferred Combination Fixed and Variable Annuity Contract. Administrative fees are based on estimated time incurred to provide such services.


A-8   SEMIANNUAL REPORT   1999

               SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

            (Continued)                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

4) EXPENSES

A mortality and expense risk charge is deducted by USAA Life from the Separate Account on a daily basis which is equal, on an annual basis, to 0.65% of the daily net assets of each variable fund account. The mortality risks assumed by USAA Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant in accordance with annuity rates guaranteed in the contracts under distribution options that involve life contingencies. USAA Life will also assume a mortality risk by its contractual obligation to pay a death benefit upon the death of an annuitant or contractowner prior to the Distribution Phase. The expense risk assumed by USAA Life is that the costs of administering the contracts and the Separate Account may exceed the amount recovered from the contract maintenance and adminis-tration expense charges. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Contracts and each variable fund account. USAA Life assesses each variable fund account a daily charge at an annualized rate of 0.10% of the daily net assets of each variable fund account. Beginning on the first anniversary of the effective date, and on each anniversary thereafter, a maintenance charge of $30 is deducted by USAA Life through a redemption of units from the accumulated value of each contract. This charge will apply only while the contract is in the accumulation phase.

Any premium tax levied by a state or government entity with respect to the Separate Account will be charged against the contract.

5) YEAR 2000

Like other companies, the Separate Account could be adversely affected if the computer systems used by its service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. USAA Life is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Separate Account's service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Separate Account from this problem.


                                                 1999   SEMIANNUAL REPORT   A-9

                                         SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

                       (Continued)                                                                   June 30, 1999 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

6) UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds for each period is as follows:

                                                USAA LIFE MONEY MARKET FUND ACCOUNT
                                                                              Year Ended
                            Six-month                                         December 31,
                           Period Ended         -------------------------------------------------------------------------
                          June 30, 1999            1998                 1997                 1996                 1995(a)
                          -------------         ----------           ----------           ----------           ----------
At end of period:
  Accumulation
   units (000)                22,843                18,760               13,416               10,383                5,478
  Annuity units (000)              -                     -                    -                    -                    -
  Accumulation
   unit value             $ 1.201222            $ 1.178565           $ 1.127755           $ 1.082816           $ 1.040729
  Net assets (000)        $   27,440            $   22,110           $   15,130           $   11,243           $    5,702
Ratio of expenses to
 average net assets             1.10%(d)(e)           1.10%(d)             1.50%(d)             1.50%(d)             1.50%(d)(e)
Ratio of expenses
 to average net
  assets, excluding
   reimbursements               1.33%(e)              1.55%                1.85%                2.39%                3.44%(e)


                                                   USAA LIFE INCOME FUND ACCOUNT
                                                                              Year Ended
                            Six-month                                         December 31,
                           Period Ended         -------------------------------------------------------------------------
                          June 30, 1999            1998                 1997                 1996                 1995(a)
                          -------------         ----------           ----------           ----------           ----------
At end of period:
  Accumulation
   units (000)                 1,558                 1,280                  545                  430                   89
  Annuity units (000)              6                     6                    -                    -                    -
  Accumulation
   unit value             $13.553955            $14.089499           $13.002940           $11.785992           $11.848795
  Net assets (000)        $   21,194            $   18,119           $    7,080           $    5,073           $    1,051
Ratio of expenses to
 average net assets             1.10%(d)(e)           1.10%(d)             1.50%(d)             1.50%(d)             1.50%(d)(e)
Ratio of expenses
 to average net
  assets, excluding
   reimbursements               1.37%(e)              1.30%                1.67%                1.80%                1.80%(e)


                                             USAA LIFE DIVERSIFIED ASSETS FUND ACCOUNT
                                                                              Year Ended
                            Six-month                                         December 31,
                           Period Ended         -------------------------------------------------------------------------
                          June 30, 1999            1998                 1997                 1996                 1995(a)
                          -------------         ----------           ----------           ----------           ----------
At end of period:
  Accumulation
   units (000)                 2,089                 1,841                1,401                  696                   86
  Annuity units (000)              3                     3                    3                    -                    -
  Accumulation
   unit value             $19.797394            $17.974654           $16.518656           $13.844197           $12.243941
  Net assets (000)        $   41,413            $   33,141           $   23,190           $    9,675           $    1,047
Ratio of expenses to
 average net assets             1.10%(d)(e)           1.10%(d)             1.50%(d)             1.50%(d)             1.50%(d)(e)
Ratio of expenses
 to average net
  assets, excluding
   reimbursements               1.25%(e)              1.20%                1.57%                1.76%                1.79%(e)


                                 USAA LIFE AGGRESSIVE GROWTH FUND ACCOUNT
                                                           Year Ended
                            Six-month                     December 31,
                           Period Ended         -------------------------------
                          June 30, 1999            1998                 1997(b)
                          -------------         ----------           ----------
At end of period:
  Accumulation
   units (000)                   447                   317                  197
  Annuity units (000)              -
  Accumulation
   unit value             $17.644394            $13.993064           $11.735078
  Net assets (000)        $    7,894            $    4,442           $    2,320
Ratio of expenses to
 average net assets             1.45%(d)(e)           1.45%(d)             1.85%(d)(e)
Ratio of expenses
 to average net
  assets, excluding
   reimbursements               1.75%(e)              1.59%                2.00%(e)



                                           ALGER AMERICAN GROWTH PORTFOLIO FUND ACCOUNT
                                                                              Year Ended
                            Six-month                                         December 31,
                           Period Ended         -------------------------------------------------------------------------
                          June 30, 1999            1998                 1997                 1996                 1995(a)
                          -------------         ----------           ----------           ----------           ----------
At end of period:
  Accumulation
   units (000)                 2,724                 2,053                1,722                1,639                  630
  Annuity units (000)              5                     5                    8                    9                    -
  Accumulation
   unit value             $30.980503            $26.806157           $18.239579           $14.672583           $13.095503
  Net assets (000)        $   84,570            $   55,172           $   31,541           $   24,168           $    8,245
Ratio of expenses to
 average net assets             1.54%(e)              1.54%                1.94%                1.94%                2.00%(e)
Ratio of expenses
 to average net
  assets, excluding
   reimbursements               N/A                   N/A                  N/A                  N/A                  N/A


                                    BT EQUITY 500                            BT SMALL CAP
                                 INDEX FUND ACCOUNT                       INDEX FUND ACCOUNT
                            Six-month           Year Ended            Six-month           Year Ended
                           Period Ended        December 31,          Period Ended        December 31,
                          June 30, 1999           1998(c)           June 30, 1999            1998(c)
                          -------------        -----------          -------------        ------------
At end of period:
  Accumulation
   units (000)                 1,947                 1,136                  422                  257
  Annuity units (000)              -                     -                    -                    -
  Accumulation
   unit value             $12.271729            $11.003536           $ 9.483757           $ 8.825971
  Net assets (000)        $   23,893            $   12,500           $    4,000           $    2,267
Ratio of expenses to
 average net assets             1.05%(d)(e)           1.05%(d)(e)          1.20%(d)(e)          1.20%(d)(e)
Ratio of expenses
 to average net
  assets, excluding
   reimbursements               1.26%(e)              1.94%(e)             1.89%(e)             2.33(e)


A-10   SEMIANNUAL REPORT   1999

                                         SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

                       (Continued)                                                                   June 30, 1999 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

            USAA LIFE GROWTH AND INCOME FUND ACCOUNT                          USAA LIFE WORLD GROWTH FUND ACCOUNT
                                  Year Ended                                                     Year Ended
   Six-month                     December 31,                    Six-month                      December 31,
  Period Ended ----------------------------------------------   Period Ended  -------------------------------------------------
 June 30, 1999    1998        1997        1996        1995(a)   June 30, 1999     1998        1997        1996       1995(a)
 ------------- ----------  ----------  ----------  ----------   -------------  ----------  ----------  ----------  ----------
      3,523          3,697      3,242        1,515        205          978          1,066       1,168         692         161
          1              1          4            3          -            3              3           3           3           -

 $23.785966    $20.468785  $19.287258  $15.432048  $12.579981   $19.659120       $17.860722  $16.144375  $14.314911  $11.947438
 $   83,821    $   75,710  $   62,606  $   23,417  $    2,574   $   19,289       $   19,096  $   18,892  $    9,948  $    1,924

       1.10%(d)(e)   1.10%(d)    1.49%       1.50%(d)    1.50%(d)(e)  1.40%(d)(e)      1.40%(d)    1.74%       1.80%(d)  1.80%(d)(e)

       1.11%(e)      1.12%       N/A         1.68%       1.81%(e)     1.49%(e)         1.41%       N/A         1.97%      2.02%(e)


       USAA LIFE INTERNATIONAL FUND ACCOUNT                       SCUDDER VLIF CAPITAL GROWTH PORTFOLIO FUND ACCOUNT
                               Year Ended                                                  Year Ended
   Six-month                  December 31,                                                 December 31,
  Period Ended        ------------------------         Period Ended       ------------------------------------------------------
 June 30, 1999           1998        1997(b)           June 30, 1999          1998         1997          1996          1995(a)
 -------------        ----------    ----------         -------------      -----------   -----------   -----------    -----------
           153              153            153                 1,730            1,543         1,125           689             93
             -                -              -                     -                -             -             -              -
   $ 11.012953      $ 10.417977    $ 10.113861           $ 27.048748      $ 24.448446   $ 19.989715   $ 14.894774    $ 12.543192
   $     1,684      $     1,596    $     1,544           $    46,797      $    37,720   $    22,484   $    10,266    $     1,165

          1.85%(d)(e)      1.85%(d)       2.25%(d)(e)           1.25%(e)         1.26%         1.66%         1.68%          1.72%(e)

          2.07%(e)         2.10%          2.39%(e)              N/A               N/A            N/A           N/A             N/A

BT EAFE(Registered Trademark)
  Equity Index Fund Account
------------------------------
  Six-month       Year Ended
 Period Ended     December 31,
June 30, 1999       1998(c)
-------------     ------------
           89               55
            -                -

 $  10.774232     $  10.386978       (a) Variable fund accounts commenced operations February 6, 1995 with an initial accumulation unit value of $10.00 per unit, except for USAA Life Money Market Fund Account which
 $        955     $        566           commenced operations with an initial accumulation value of $1.00 per unit.

  1.40%(d)(e)      1.40%(d)(e)       (b) Variable fund accounts commenced operations May 1, 1997 with an initial accumulation unit value of $10.00 per unit.

                                     (c) Variable fund accounts commenced operations May 1, 1998 with an initial accumulation unit value of $10.00 per unit.

                                     (d) The information is based on actual expenses to the contractowner for the period, including the expenses of the underlying fund, after giving effect to reimbursement of fund expenses by USAA Life.

  1.90%(e)         2.41%(e)          (e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

                                                                                                    1999   SEMIANNUAL REPORT   A-11

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[CAPTION]